Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 56,653	₱ 59,188
Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	55,886	51,597
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	71,078	73,809
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	70,137	66,044
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	596	607
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,285	3,919
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	25,211	23,907
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	129	1,986
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	17,216	15,676
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	15,151	13,079
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,058	1,341
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	296	241
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	6,195	5,288
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	941	7,765
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		6,856
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	432	339
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	81	48
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	428	429
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		57
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		22
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		14
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	47,223	50,694
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	46,456	43,103
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	596	607
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,695	3,307
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	25,211	23,907
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	129	1,986
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	8,240	5,708
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	5,502	3,694
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	499	679
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	141	124
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	2,443	3,091
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	767	7,591
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		6,856
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	432	339
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	81	48
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	254	255
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		57
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		22
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		14
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	9,430	8,494
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,289	4,200
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,289	4,200
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,439	1,484
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,615	2,420
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	37	119
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	72	47
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	126	130
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,709	1,278
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,709	1,278
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	372	171
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,214	926
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14	55
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	26	17
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	83	109
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,432	3,016
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,432	3,016
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	276	274
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,721	1,331
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	374	367
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	56	39
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	2,005	1,005
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14,425	14,621
Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14,251	14,447
Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	590	612
Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	6,889	8,039
Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	5,099	4,708
Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	134	121
Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1	14
Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,538	953
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174	174
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174	174
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 14,425	₱ 14,621